STOCK-BASED COMPENSATION (Summary of Unit Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,638,075	1,792,000	1,899,500
Weighted Average Grant Date Fair Value
Forfeited (in dollars per share)		$ 27.71	$ 28.74	$ 26.38
PBF LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unrecognized compensation expense	$ 0
PBF LLC [Member] | Series B Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock [Member] | PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	762,425	360,820	247,720
Non-Vested Units
Units, beginning balance (in shares)	521,369	294,880	85,288
Vested (in shares)	172,978	134,331	38,128
Forfeited (in shares)	15,100	0	0
Units, ending balance (in shares)	1,095,716	521,369	294,880	85,288
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 24.89	$ 30.87	$ 31.49
Granted (in dollars per share)	25.86	22.44	30.97
Forfeited (in dollars per share)	24.18	0.00	0.00
Weighted average grant date fair value, ending balance (in dollars per share)	25.56	24.89	30.87	$ 31.49
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share	$ 24.99	$ 31.43	$ 32.84
Phantom Share Units (PSUs) [Member]
Non-Vested Units
Units, beginning balance (in shares)	564,880	403,375	275,522
Granted (in shares)	319,940	284,854	266,360
Vested (in shares)	(217,171)	(116,349)	(137,007)
Forfeited (in shares)	(24,875)	(7,000)	(1,500)
Units, ending balance (in shares)	642,774	564,880	403,375	275,522
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 22.47	$ 25.06	$ 26.56
Granted (in dollars per share)	20.97	19.95	23.92
Vested (in dollars per share)	23.15	25.24	25.83
Forfeited (in dollars per share)	21.23	23.20	26.74
Weighted average grant date fair value, ending balance (in dollars per share)	$ 21.54	$ 22.47	$ 25.06	$ 26.56
Phantom Share Units (PSUs) [Member] | PBFX [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unrecognized compensation expense	$ 6,662,000	$ 5,855,000
Weighted average recognized period		4 years